Summary of Significant Accounting Policies (Details)			1 Months Ended		3 Months Ended			9 Months Ended			12 Months Ended
	Feb. 08, 2016 shares	Jan. 31, 2016 reporting_unit	Feb. 29, 2016 reporting_unit	Feb. 29, 2016 operating_segment	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2016 USD ($) operating_segment	Mar. 31, 2015 USD ($)	Mar. 31, 2014 operating_segment	Jun. 30, 2015 USD ($) operating_segment	Jun. 30, 2014 USD ($) operating_segment lease
Property, Plant and Equipment [Line Items]
Goodwill, Impairment Loss											$ 0	$ 0
Accounts Receivable:
Allowance for doubtful accounts					$ 20,000			$ 20,000			$ 20,000	$ 20,000
Concentration of Credit Risk:
Credit losses								$ 127,000	$ 0
Goodwill and Certain Other Long-Lived Assets:
Number of operating segments		1	3	3				3		1	2	1
Impairment loss					0		$ 0	$ 26,171,000	0
Write-off of certain intangible assets related to Choose Digital											$ 2,086,000	$ 0
Impairment of long lived assets, held-for-use											0	0
Capitalized Software:
Capitalized software					0			$ 0			$ 1,610,000	$ 1,297,000
Deferred Rent:
Abatement period (in months)								10 months			10 months
Number of lease agreements | lease												2
Write off of remaining leashold improment and deferred rent								$ 2,000
Revenue recognition:
Barter revenue					4,000		28,000	428,000	390,000		$ 437,000	$ 75,000
Advertising Barter Transactions, Advertising Barter Costs											437,000	75,000
Marketing:
Marketing expense					$ 76,000		$ 118,000	$ 556,000	$ 657,000		$ 528,000	$ 223,000
Minimum
Revenue recognition:
Advertising campaign revenue period (in months)								1 month			1 month
Maximum
Revenue recognition:
Advertising campaign revenue period (in months)								12 months			12 months
Choose Digital Inc.
Goodwill and Certain Other Long-Lived Assets:
Impairment loss						$ 3,122,000
Write-off of certain intangible assets related to Choose Digital						1,331,000
Wetpaint.com Inc.
Goodwill and Certain Other Long-Lived Assets:
Impairment loss						10,249,000
Write-off of certain intangible assets related to Choose Digital						$ 11,469,000
Software
Property and Equipment:
Property and equipment useful life (in years)											3 years
Furniture and Fixtures
Property and Equipment:
Property and equipment useful life (in years)											4 years
Discontinued Operations, Disposed of by Sale | Viggle
Marketable Securities:
Consideration received (in shares) | shares	1,370,000